Organization, Basis of Presentation and Management's Plans (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended			0 Months Ended
	Mar. 04, 2014	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2011	Dec. 31, 2013 Proposed Offering [Member]	Dec. 31, 2013 Proposed Offering [Member] Minimum [Member]	Dec. 31, 2013 Proposed Offering [Member] Maximum [Member]	Sep. 04, 2013 Share Exchange Agreement with L2 MDC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding shares transferred									100.00%
Number of employees	2
Amount of shares exchanged									7,646,780
Number of loans	2
Percentage of L2 MDC's shares issued and outstanding									93.50%
Convertible note conversion, shares issued									686,275
Proceeds from convertible notes payable		$ 1,750,000	$ 1,750,000	$ 750,000
Net Loss			(3,951,590)	(2,703,742)
Cash used from operating activities			(3,054,176)	(1,927,012)
Working Capital Deficit			34,000
Number of shares callable by warrants	10,667				444,190	2,500,000			87,500
Proceeds from issuance of stock and warrants in proposed offering							7,500,000	10,000,000
Shares issued						2,500,000
Warrant exercise price	3.75
Proceeds from financing	80,000
Interest rate	12.00%
Maximum borrowing capacity per note purchase agreement.			400,000
Term of loans	60 days
Total Proceeds From Various Venture Capital Firms Since Inception			$ 22,000,000